InvestEd Portfolios

Supplement dated September 30, 2016 to the

InvestEd Portfolios Statement of Additional Information

dated April 29, 2016

Investment Adviser Change

Ivy Investment Management Company (IICO), an affiliate of Waddell & Reed Investment Management Company (WRIMCO), has entered into an investment management agreement to provide investment advisory services to each series (Portfolios) of InvestEd Portfolios (Trust) and WRIMCO has terminated its investment management agreement with the Trust.

The investment professionals of WRIMCO who previously provided services to the Portfolios under the investment management agreement will continue to provide the same services, except that they will provide those services in their capacities as investment professionals of IICO. There will be no change in the investment processes currently employed by any Portfolio, the nature or level of services provided to any Portfolio, or the fees any Portfolio pays under the investment management agreement.

Effective immediately, all references to WRIMCO in the statement of additional information that refer to WRIMCO as the investment adviser to the Portfolios are replaced with IICO.

Name Change

Effective immediately, the name of Ivy Funds InvestEd 529 Plan is changed to Ivy InvestEd 529 Plan.

Other Changes

Effective August 1, 2016, Henry J. Herrmann retired as CEO of Waddell & Reed Financial, Inc. (WDR); and as President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) and Ivy Investment Management Company (IICO); and was replaced in all such offices by Philip J. Sanders. Mr. Herrmann also resigned as a Director of IICO, WRIMCO, Waddell & Reed Services Company (WISC), W&R Capital Management Group, Inc., Ivy Distributors, Inc. and Waddell & Reed, Inc. and as President of each of the funds in the Fund Complex, and no longer serves as a member of management’s Valuation Committee. Information regarding Mr. Sanders is included below.

Effective October 1, 2016, Aaron Young joins F. Chace Brundige and Cynthia P. Prince-Fox as a co-portfolio manager for the Portfolios. Information regarding Mr. Brundige and Ms. Prince Fox as of August 31, 2016, is shown below. As of August 31, 2016, Mr. Young did not manage any accounts, but did own shares in the Fund Complex. Information regarding Mr. Young’s ownership of securities as of August 31, 2016, also is included below.

Effective immediately, the following is inserted as a new row in the “Management of the Trust — Trustees and Officers —Officers” table on page 52:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND ADVISORS FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF ADVISORS FUND COMPLEX SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Philip J. Sanders* 6300 Lamar Avenue Overland Park, KS 66202 1959	President	2016	2016	CEO of WDR (August 2016 to present); President, CEO and Chairman of IICO and WRIMCO (August 2016 to present); President of each of the funds in the Fund Complex (August 2016 to present); CIO of WDR (February 2011 to present); CIO of IICO and WRIMCO (August 2010 to present)

*	Mr. Sanders was Vice President of the Advisors Fund Complex from 1998 until his appointment as President in August 2016.

Supplement	Statement of Additional Information	1

Effective October 1, 2016, the following replaces the table in the “Portfolio Managers” section on page 64:

The following tables provide information relating to the portfolio managers of the Portfolios as of August 31, 2016:

F. Chace Brundige*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$13,800.3	$55.0	$186.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Brundige assumed co-investment management responsibilities for the Portfolios effective June 30, 2016.

Cynthia P. Prince-Fox*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$13,800.3	$55.0	$186.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Prince-Fox assumed co-investment management responsibilities for the Portfolios effective June 30, 2016.

Effective October 1, 2016, the following replaces the table and related disclosure in the “Portfolio Managers — Ownership of Securities” section on page 65:

As of August 31, 2016, the dollar range of shares of the Portfolios beneficially owned by the portfolio managers listed below is:

Manager	Dollar Range of Shares Owned* in Growth Portfolio	Dollar Range of Shares Owned* in Balanced Portfolio	Dollar Range of Shares Owned* in Conservative Portfolio	Dollar Range of Shares Owned in the Fund Complex
F. Chace Brundige[1]	$0	$0	$0	$100,001 to $500,000
Cynthia P. Prince-Fox[1]	$0	$0	$0	over $1,000,000
Aaron Young[2]	$0	$0	$0	$100,001 to $500,000

*	The Portfolio’s shares are available for purchase only through Ivy InvestEd Plan accounts established under the Arizona Family College Savings Program.
[1]	Mr. Brundige and Ms. Prince-Fox assumed co-investment management responsibilities for the Portfolios effective June 30, 2016.
[2]	Mr. Young assumed co-investment management responsibilities for the Portfolios effective October 1, 2016.

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of August 31, 2016, the dollar range of shares deemed owned by the portfolio managers listed below is:

Manager	Dollar Range of Portfolio Shares Deemed Owned	Dollar Range of Shares Deemed Owned in the Fund Complex
F. Chace Brundige	$0	$500,001 to $1,000,000
Cynthia P. Prince-Fox	$0	$500,001 to $1,000,000

2	Statement of Additional Information	Supplement